Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ (146)	$ 19,351	$ 70	$ 52,006	$ 59,211	$ 70,111	$ 47,004
Expenses:
Cost of sales	0	11,526	0	33,760	42,541	42,262	34,385
Troy Mine suspension related costs	2,108	0	10,447	0
Depreciation and depletion	8	811	24	2,126	2,645	2,519	2,642
Exploration and development	444	1,237	1,083	3,232	3,956	1,752	702
Stock based compensation	149	0	482	2,117	2,117	3,213	1,025
Other	658	1,045	2,459	3,746	4,664	3,842	3,019
Gain on change in reclamation liability estimate					(3,032)	(666)	0
Accretion of reclamation and remediation liability	119	169	357	506	675	675	694
Total Expenses	3,486	14,788	14,852	45,487	53,566	53,597	42,467
Income (loss) from operations	(3,632)	4,563	(14,782)	6,519	5,645	16,514	4,537
Other income (expenses):
Interest expense	0	(181)	(669)	(398)	(497)	(62)	(601)
Interest and other income	6	124	14	249	264	256	117
Loss on available for sale securities	0	6	(1,376)	6	(141)	0	0
Foreign exchange gain (loss)					0	(35)	33
Gain (loss) on warrant derivative	0	(1)	63	541	613	1,328	(4,667)
Total other income (expenses)	6	(52)	(1,968)	398	239	1,487	(5,118)
Income (loss) before income taxes	(3,626)	4,511	(16,750)	6,917	5,884	18,001	(581)
Current income tax benefit (expense)	(20)	77	(20)	(254)	(35)	(470)	(33)
Deferred income tax benefit (expense)	3,046	(209)	7,996	(791)	(1,764)	(4,035)	0
Net income (loss)	(600)	4,379	(8,774)	5,872	4,085	13,496	(614)
Other comprehensive income (loss):
Other comprehensive income (loss)	20	142	558	(338)	(698)	160	0
Comprehensive income (loss)	(580)	4,521	(8,216)	5,534	3,387	13,656	(614)
Net income (loss) for basic earnings per share	(600)	4,379	(8,774)	5,872	4,085	12,283	(614)
Net income (loss) for diluted earnings per share	$ (600)	$ 4,380	$ (8,774)	$ 5,331	$ 3,472	$ 10,955	$ (614)
Basic earnings (loss) per share	$ (0.02)	$ 0.13	$ (0.25)	$ 0.17	$ 0.12	$ 0.36	$ (0.02)
Diluted earnings (loss) per share	$ (0.02)	$ 0.12	$ (0.25)	$ 0.15	$ 0.10	$ 0.31	$ (0.02)
Weighted average number of shares outstanding	34,596,387	34,456,213	34,590,684	34,246,257	34,315,008	33,803,368	27,928,475
Weighted average number of diluted shares outstanding	34,596,387	35,285,502	34,590,684	35,306,694	35,316,954	35,257,668	27,928,475